Note 4 - Vessels, Net / Assets Held for Sale	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

4. Vessels, net / Assets held for sale

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2025	239,876,345	(54,410,775)	185,465,570
Depreciation for the period	-	(6,430,572)	(6,430,572)
Capitalized expenses	89,234	-	89,234
Balance, June 30, 2025	239,965,579	(60,841,347)	179,124,232

Sale of vessels

On January 29, 2025, the Company signed an agreement to sell M/V Tasos, a 75,100 dwt drybulk vessel, built in 2000, for demolition, for $5.0 million, following a strategy of disposing older vessels. As of   December 31, 2024, M/V “Tasos” was actively marketed and met the criteria for the classification as held for sale. It was therefore presented at its net book value of $2.7 million, together with its inventory on board amounting to $0.06 million in the “Assets held for sale” line in the current assets section of the consolidated balance sheet as of   December 31, 2024.

The vessel was delivered to its buyers, an unaffiliated third party, on March 17, 2025, resulting in a gain on sale of $2,083,596, presented in the “Net gain on sale of vessel” line in the “Operating Expenses” section of the unaudited condensed consolidated statements of operations for the six months period ended  June 30, 2025.

As of June 30, 2025, all vessels are mortgaged as collateral under the Company’s loan agreements (see Note 6).